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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Quarter Ended: September 30, 2012

Check here if Amendment: [_]; Amendment Number: ________________________________

   This Amendment (check only one):   [_] is a restatement.
                                      [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Fairfax Financial Holdings Limited
Address: 95 Wellington Street West
         Suite 800
         Toronto, ON M5J 2N7

Form 13F File Number: 028-12554

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Paul Rivett
Title:   Vice President, Operations
Phone:   416-367-4941

Signature, Place, and Date of Signing:

/s/ Paul Rivett    Toronto, ON    November 14, 2012
----------------

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      2

Form 13F Information Table Entry Total: 45

Form 13F Information Table Value Total: $1,971,337
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.    Form 13F File Number             Name
01     028-12555                        Hamblin Watsa Investment Counsel Ltd.
02     028-12556                        V. Prem Watsa

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                      FAIRFAX FINANCIAL HOLDINGS LIMITED
                          FORM 13F INFORMATION TABLE
                              SEPTEMBER 30, 2012

COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7     COLUMN 8
--------            -------------- --------- --------- ------------------- ---------- -------- ----------------
                                                                                                    VOTING
                                                                                                  AUTHORITY
                                                                                               ----------------
                      TITLE OF                 VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER
NAME OF ISSUER          CLASS       CUSIP    (X$ 1000)  PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
--------------      -------------- --------- --------- ---------- --- ---- ---------- -------- ---- ------ ----
BCE INC.            COM NEW        05534B760   11,780     268,300  SH       DEFINED    01,02   SOLE
BALDWIN &
  LYONS INC         CL B           057755209   23,190     969,875  SH       DEFINED    01,02   SOLE
BERKSHIRE
  HATHAWAY INC.     CL A           084670108      792           6  SH       DEFINED    01,02   SOLE
BERKSHIRE
  HATHAWAY INC.     CL B NEW       084670702      978      11,100  SH       DEFINED    01,02   SOLE
BRISTOL MYERS
  SQUIBB CO         COM            110122108      236       7,000  SH       DEFINED    01,02   SOLE
BROWN & BROWN
  INC               COM            115236101      313      12,000  SH       DEFINED    01,02   SOLE
CFS BANCORP INC.    COM            12525D102       55      10,000  SH       DEFINED    01,02   SOLE
CITIGROUP INC       COM NEW        172967424      654      20,000  SH       DEFINED    01,02   SOLE
CNINSURE INC        SPONSORED ADR  18976M103      260      45,000  SH       DEFINED    01,02   SOLE
CRESUD S A C I F Y
  A                 SPONSORED ADR  226406106    5,885     723,012  SH       DEFINED    01,02   SOLE
DELL INC            COM            24702R101   88,419   8,976,589  SH       DEFINED    01,02   SOLE
EXCO RESOURCES
  INC               COM            269279402    5,279     659,000  SH       DEFINED    01,02   SOLE
FRONTIER
  COMMUNICATIONS
  CORP              COM            35906A108   91,238  18,620,000  SH       DEFINED    01,02   SOLE
FUSHI
  COPPERWELD
  INC               COM            36113E107      790      87,000  SH       DEFINED    01,02   SOLE
HOLOGIC INC         COM            436440101      404      20,000  SH       DEFINED    01,02   SOLE
INTEL CORP          SDCV           458140AD2   12,506  11,500,000 PRN       DEFINED    01,02   SOLE
JOHNSON &
  JOHNSON           COM            478160104  409,591   5,947,300  SH       DEFINED    01,02   SOLE
KENNEDY-WILSON
  HLDGS INC         COM            489398107    5,588     400,000  SH       DEFINED    01,02   SOLE
LEVEL 3
  COMMUNICATIONS
  INC               COM NEW        52729N308  296,769  12,931,094  SH       DEFINED    01,02   SOLE
LEVEL 3
  COMMUNICATIONS
  INC               NOTE           52729NBP4   90,703  75,000,000 PRN       DEFINED    01,02   SOLE
MBIA INC            COM            55262C100      304      30,000  SH       DEFINED    01,02   SOLE
MERCK & CO. INC.    COM            58933Y105      361       8,000  SH       DEFINED    01,02   SOLE
MOHAWK INDS INC     COM            608190104      463       5,800  SH       DEFINED    01,02   SOLE
NAM TAI ELECTRS
  INC               COM PAR $0.02  629865205      375      35,000  SH       DEFINED    01,02   SOLE
NEW ORIENTAL ED
  & TECH GRP INC    SPON ADR       647581107      370      22,200  SH       DEFINED    01,02   SOLE
NEW YORK
  COMMUNITY
  BANCORP INC       COM            649445103      566      40,000  SH       DEFINED    01,02   SOLE
NEW YORK TIMES
  CO                CL A           650111107      439      45,000  SH       DEFINED    01,02   SOLE
NEWMARKET
  CORP              COM            651587107      246       1,000  SH       DEFINED    01,02   SOLE
NEXEN INC           COM            65334H102    1,456      57,500  SH       DEFINED    01,02   SOLE
NOVADAQ
  TECHNOLOGIES
  INC               COM            66987G102   20,956   2,000,000  SH       DEFINED    01,02   SOLE
OLD REPUBLIC
  INTL
  CORPORATION       COM            680223104      418      45,000  SH       DEFINED    01,02   SOLE
OVERSTOCK.COM
  INC               COM            690370101   35,006   3,388,774  SH       DEFINED    01,02   SOLE
PATTERSON UTI
  ENERGY INC        COM            703481101      237      15,000  SH       DEFINED    01,02   SOLE
PFIZER INC          COM            717081103    5,837     235,000  SH       DEFINED    01,02   SOLE
PROVIDENT NEW
  YORK BANCORP      COM            744028101      235      25,000  SH       DEFINED    01,02   SOLE
RESEARCH IN
  MOTION LTD        COM            760975102  390,160  51,854,700  SH       DEFINED    01,02   SOLE
RESOLUTE FOREST
  PRODUCTS          COM            76117W109  246,155  18,978,790  SH       DEFINED    01,02   SOLE
RYANAIR HLDGS
  PLC               SPONSORED ADR  783513104    6,120     189,900  SH       DEFINED    01,02   SOLE
SLM CORP            COM            78442P106      393      25,000  SH       DEFINED    01,02   SOLE
SANDRIDGE
  ENERGY INC        COM            80007P307   30,347   4,354,000  SH       DEFINED    01,02   SOLE
SUPERMEDIA INC      COM            868447103      966     362,974  SH       DEFINED    01,02   SOLE
US BANCORP DEL      COM NEW        902973304  106,699   3,112,579  SH       DEFINED    01,02   SOLE
USG Corp            COM NEW        903293405      939      42,800  SH       DEFINED    01,02   SOLE
WAL-MART
  STORES INC        COM            931142103   16,234     220,000  SH       DEFINED    01,02   SOLE
WELLS FARGO &
  CO. NEW           COM            949746101   60,624   1,754,687  SH       DEFINED    01,02   SOLE